Related Party Transactions (Details) - USD ($)			1 Months Ended			2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Dec. 07, 2020	Aug. 30, 2020	Dec. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Aug. 12, 2020
Related Party Transaction [Line Items]
Aggregate price						$ 25,000
Debt instrument conversion price per share							$ 300,000		$ 300,000
Working capital loans convertible into warrants							$ 750,000		$ 750,000
Proceeds from the issuance of warrants									$ 11,216,333
Class of warrants or rights exercise price per share							$ 11.50		$ 11.50
Office Space Expanses									$ 15,000
Administrative expense							$ 45,000		$ 135,000
Business Combination Description									The Initial Stockholders agreed not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the reported closing price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.
LIVE OAK ACQUISITION CORP. I I [Member]
Related Party Transaction [Line Items]
Aggregate price								$ 25,000
Debt instrument face value										$ 300,000
Proceeds from the issuance of warrants								$ 11,216,333
Class of warrants or rights exercise price per share			$ 11.50					$ 11.50
Office space, utilities and secretarial and administrative support	$ 15,000
Business Combination Description								The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the shares of Founders Stock until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the reported closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Service fees								$ 15,000
Outstanding balance under promissory note	240,000
Working capital loans	$ 1,500,000
Warrant, Exercise Price, Decrease	$ 1.50
IPO [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Related Party Transaction [Line Items]
Warrant, Exercise Price, Decrease								$ 1.50
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants or rights warrants issued during the period									4,666,667
Class of warrants or rights warrants issue price per unit									$ 1.50
Proceeds from the issuance of warrants									$ 7,000,000.0
Class of warrants or rights exercise price per share							$ 11.50		$ 11.50
Class of warrants or rights lock in period									30 days
Private Placement Warrants [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Related Party Transaction [Line Items]
Class of warrants or rights warrants issued during the period								4,666,667
Class of warrants or rights warrants issue price per unit								$ 1.50
Proceeds from the issuance of warrants								$ 7,000,000,000,000
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, par value			$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Founder shares outstanding			6,325,000				6,325,000	6,325,000	6,325,000
Common Class B [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Related Party Transaction [Line Items]
Common stock, par value			$ 0.0001					$ 0.0001
Founder shares outstanding			6,325,000					6,325,000
Founder [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture							825,000		825,000
Founder [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture							825,000		825,000
Founder [Member] | IPO [Member]
Related Party Transaction [Line Items]
Issued and outstanding percentage									20.00%
Founder [Member] | IPO [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Related Party Transaction [Line Items]
Percentage of issued and outstanding stock			20.00%					20.00%
Founder [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Purchase of shares					5,750,000
Common stock, par value					$ 0.0001
Aggregate price		$ 25,000
Stock dividends			0.1
Founder shares outstanding			6,325,000					6,325,000
Founder [Member] | Common Class B [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Related Party Transaction [Line Items]
Purchase of shares				5,750,000
Aggregate price				$ 25,000
Stock dividends			0.1
Founder shares outstanding			6,325,000					6,325,000
Shares subject to forfeiture			825,000					825,000
Sponsor [Member]
Related Party Transaction [Line Items]
Debt instrument conversion price per share							$ 1,500,000		$ 1,500,000
Service fees									$ 1.50